CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Millions	Total	Common shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2015	$ 4,843	$ 25		$ 4,399	$ 2,241	$ (1,863)	$ 41
Beginning balance at Dec. 31, 2015								$ 18
Net income (loss), excluding redeemable non controlling interests	(515)				(512)		(3)
Net income (loss), redeemable non controlling interests								2
Other comprehensive income (loss), net of tax	55					52	3
Dividend paid	(1)						(1)	(1)
Share-based compensation	11			11
Other changes	(31)			(5)	1		(27)
Ending balance at Mar. 31, 2016	4,362	25		4,405	1,730	(1,811)	13
Ending balance at Mar. 31, 2016								19
Beginning balance at Dec. 31, 2016	4,451	25	$ (9)	4,408	1,787	(1,767)	7
Beginning balance at Dec. 31, 2016	21							21
Net income (loss), excluding redeemable non controlling interests	47				46		1
Net income (loss), redeemable non controlling interests								2
Other comprehensive income (loss), net of tax	43					44	(1)
Dividend paid								(1)
Common shares issued from treasury stock for share-based compensation	3		$ 9	(6)
Share-based compensation	6			6
Other changes	(3)			(2)			(1)
Ending balance at Mar. 31, 2017	4,547	$ 25		$ 4,406	$ 1,833	$ (1,723)	$ 6
Ending balance at Mar. 31, 2017	$ 22							$ 21